Net revenues - Schedule of revenue recognized from contracts with customers disaggregated by four types of pricing models (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Net revenues	$ 107,148	$ 88,565
Recognized over time
Disaggregation of Revenue [Line Items]
Net revenues	21,034	14,343
Recognized over time | Sales agent
Disaggregation of Revenue [Line Items]
Net revenues	2,543	3,030
Recognized over time | Cost-plus
Disaggregation of Revenue [Line Items]
Net revenues	10,486	7,298
Recognized over time | SaaS products offering
Disaggregation of Revenue [Line Items]
Net revenues	8,005	4,015
Recognized at point in time
Disaggregation of Revenue [Line Items]
Net revenues	86,114	74,222
Recognized at point in time | SaaS products offering
Disaggregation of Revenue [Line Items]
Net revenues	1,542	201
Recognized at point in time | Specified actions
Disaggregation of Revenue [Line Items]
Net revenues	$ 84,572	$ 74,021